CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                              February 28, 2002
                                                                    (Unaudited)

     Commercial Paper (92.5%)
                                                     Principal   Amortized
                                                      Amount     Cost (a)
                                                     ---------- -----------
    Asset-Backed (31.0%):
    Barton Capital Corp., 1.81%, 3/13/02 (b)........ $1,017,000  $1,016,386
    Barton Capital Corp., 1.80%, 4/19/02 (b)........  1,000,000     997,550
    Barton Capital Corp., 1.71%, 7/08/02 (b)........  5,000,000   4,969,363
    Bavaria Global Corp., 1.80%, 3/01/02 (b)........  2,000,000   2,000,000
    Bavaria Global Corp., 1.80%, 3/11/02 (b)........  1,500,000   1,499,250
    Bavaria Global Corp., 1.85%, 3/15/02 (b)........  2,500,000   2,498,201
    Bavaria Global Corp., 1.80%, 3/18/02 (b)........  3,000,000   2,997,450
    Bavaria Global Corp., 1.82%, 4/02/02 (b)........  2,000,000   1,996,764
    Clipper Receivables Corp., 1.81%, 4/05/02.......  2,500,000   2,495,601
    Cooperative Assoc. of Tractor, 1.80%, 3/19/02...  1,000,000     999,100
    Cooperative Assoc. of Tractor, 1.75%, 4/03/02...    500,000     499,198
    Cooperative Assoc. of Tractor, 1.75%, 4/05/02...    330,000     329,439
    Cooperative Assoc. of Tractor, 1.72%, 4/11/02...  1,690,000   1,686,689
    Cooperative Assoc. of Tractor, 1.70%, 7/12/02...  7,000,000   6,956,036
    Cooperative Assoc. of Tractor, 1.85%, 7/15/02...  1,000,000     993,011
    Dealers Capital, 1.83%, 3/01/02.................  1,000,000   1,000,000
    Dealers Capital, 2.16%, 3/21/02.................  1,000,000     998,800
    Dealers Capital, 1.83%, 3/22/02.................  2,000,000   1,997,865
    Dealers Capital, 1.82%, 4/05/02.................  6,000,000   5,989,383
    Delaware Funding Corp., 1.80%, 3/18/02 (b)......  3,000,000   2,997,450
    Edison Asset Securitization LLC, 1.66%, 3/18/02
     (b)............................................  3,000,000   2,997,648
    Edison Asset Securitization LLC, 1.66%, 3/19/02
     (b)............................................  2,000,000   1,998,340
    Edison Asset Securitization LLC, 1.73%, 3/25/02
     (b)............................................  2,000,000   1,997,693

      Commercial Paper, continued
                                                     Principal   Amortized
                                                      Amount     Cost (a)
                                                     ---------- -----------
     Enterprise Funding Corp., 1.80%, 3/15/02 (b)... $5,000,000 $ 4,996,500
     Fayette Funding LP, 1.80%, 3/19/02.............  5,000,000   4,995,500
     Fayette Funding LP, 1.80%, 3/20/02.............  5,000,000   4,995,250
     Fayette Funding LP, 1.80%, 3/21/02.............  1,000,000     999,000
     Fountain Square Commercial Funding, 1.80%,
      3/13/02 (b)...................................  2,137,000   2,135,718
     Fountain Square Commercial Funding,
      1.80%, 3/20/02 (b)............................  2,026,000   2,024,048
     Fountain Square Commercial Funding,
      1.75%, 3/22/02 (b)............................  1,392,000   1,390,579
     Fountain Square Commercial Funding,
      1.75%, 3/25/02 (b)............................  1,004,000   1,002,829
     Fountain Square Commercial Funding,
      1.90%, 5/01/02 (b)............................    603,000     601,059
     Fountain Square Commercial Funding,
      1.70%, 7/16/02 (b)............................  1,133,000   1,125,670
     Triple-A-One Funding Corp., 1.80%, 3/05/02 (b).  1,000,000     999,800
                                                                -----------
                                                                 77,177,170
                                                                -----------
     Banking (2.0%):
     Moat Funding LLC, 1.81%, 3/12/02 (b)...........  5,000,000   4,997,235
                                                                -----------
     Building Society (2.6%):
     Yorkshire Building Society, 1.82%, 6/06/02.....  6,456,000   6,424,340
                                                                -----------
     Business Credit Institutional (3.5%):
     Sweetwater Capital Corp., 1.75%, 4/02/02 (b)...  3,965,000   3,958,832
     Sweetwater Capital Corp., 2.16%, 4/09/02 (b)...  1,456,000   1,452,921
     Sweetwater Capital Corp., 2.01%, 4/29/02 (b)...    776,000     773,444
     Sweetwater Capital Corp., 2.25%, 5/01/02 (b)...    512,000     510,048
     Sweetwater Capital Corp., 1.90%, 7/24/02 (b)...  2,000,000   1,984,694
                                                                -----------
                                                                  8,679,939
                                                                -----------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                              February 28, 2002
                                                                    (Unaudited)

              Commercial Paper, continued
                                            Principal   Amortized
                                             Amount     Cost (a)
                                            ---------- ------------
             Financial Services (5.8%):
             Countrywide Home Loans,
              1.84%, 3/22/02............... $1,290,000 $  1,288,615
             Countrywide Home Loans,
              1.85%, 3/26/02...............  6,585,000    6,576,540
             Countrywide Home Loans,
              1.83%, 3/28/02...............  2,000,000    1,997,255
             Countrywide Home Loans,
              1.86%, 4/15/02...............  2,500,000    2,494,188
             Duff & Phelps Utilities Income
              Inc., 2.03%, 8/14/02 (b).....  2,000,000    1,980,357
                                                       ------------
                                                         14,336,955
                                                       ------------
             Food (0.8%):
             Golden Peanut Co., LLP,
              1.75%, 5/17/02...............  2,000,000    1,992,514
                                                       ------------
             Insurance (2.0%):
             Allianz of America Inc.,
              1.77%, 3/25/02 (b)...........  5,000,000    4,994,100
                                                       ------------
             Miscellaneous Business Credit (7.0%):
             Sheffield Receivables Corp.,
              1.80%, 3/06/02 (b)...........    250,000      249,937
             Sheffield Receivables Corp.,
              1.62%, 3/13/02 (b)...........  2,770,000    2,768,504
             Sheffield Receivables Corp.,
              1.81%, 3/25/02 (b)...........  3,000,000    2,996,380
             Sheffield Receivables Corp.,
              1.81%, 3/27/02 (b)...........  2,000,000    1,997,386
             Sheffield Receivables Corp.,
              1.80%, 4/12/02 (b)...........  2,380,000    2,375,002
             Windmill Funding Corp.,
              1.81%, 4/24/02 (b)...........  7,060,000    7,040,848
                                                       ------------
                                                         17,428,057
                                                       ------------
             Miscellaneous Personal Credit (12.3%):
             Market Street Funding,
              1.81%, 3/28/02 (b)...........  5,000,000    4,993,213
             Market Street Funding,
              1.81%, 4/12/02 (b)...........  2,000,000    1,995,777
             Old Line Funding Corp.,
              1.68%, 3/07/02 (b)...........    521,000      520,854
             Old Line Funding Corp.,
              1.65%, 3/08/02 (b)...........  3,000,000    2,999,037
             Old Line Funding Corp.,
              1.68%, 3/14/02 (b)...........  5,123,000    5,119,892

              Commercial Paper, continued
                                           Principal   Amortized
                                            Amount     Cost (a)
                                          ----------- ------------
             Old Line Funding Corp.,
              1.65%, 3/15/02 (b)......... $ 1,000,000 $    999,358
             Park Avenue Receivables,
              1.72%, 3/20/02 (b).........   3,000,000    2,997,277
             Thunder Bay Funding Corp.,
              1.82%, 3/15/02 (b).........   1,000,000      999,292
             Thunder Bay Funding Corp.,
              1.82%, 3/18/02 (b).........   4,000,000    3,996,562
             Thunder Bay Funding Corp.,
              1.81%, 4/15/02 (b).........   6,000,000    5,986,425
                                                      ------------
                                                        30,607,687
                                                      ------------
             Oil Refining (4.0%):
             Deer Park Refining LP,
              1.82%, 3/21/02 (b).........  10,000,000    9,989,878
                                                      ------------
             Personal Credit Institution (7.3%):
             Montauk Funding Corp.,
              1.85%, 3/14/02 (b).........   1,000,000      999,350
             Montauk Funding Corp.,
              1.80%, 3/20/02 (b).........     985,000      984,064
             Montauk Funding Corp.,
              1.80%, 3/25/02 (b).........   5,000,000    4,994,000
             Montauk Funding Corp.,
              1.90%, 7/11/02 (b).........   3,000,000    2,979,100
             World Omni Vehicles
              Leasing Corp.,
              1.83%, 3/08/02 (b).........   2,626,000    2,625,066
             World Omni Vehicles
              Leasing Corp.,
              1.81%, 3/14/02 (b).........   2,000,000    1,998,693
             World Omni Vehicles
              Leasing Corp.,
              1.82%, 4/26/02 (b).........   3,616,000    3,605,763
                                                      ------------
                                                        18,186,036
                                                      ------------
             Utilities (14.2%):
             Centennial Energy Holdings,
              2.17%, 4/01/02 (b).........   4,000,000    3,992,767
             Centennial Energy Holdings,
              2.17%, 4/05/02 (b).........   1,000,000      997,958
             Florida Power & Light Corp.,
              1.82%, 4/01/02.............   5,000,000    4,992,164
             Florida Power & Light Corp.,
              1.82%, 3/06/02.............   4,000,000    3,998,989
             Florida Power & Light Corp.,
              1.85%, 3/26/02.............   2,000,000    1,997,431

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                              February 28, 2002
                                                                    (Unaudited)

              Commercial Paper, continued
                                            Principal   Amortized
                                             Amount     Cost (a)
                                            ---------- ------------
             National Rural Utilities,
              1.85%, 3/18/02............... $5,000,000 $  4,995,632
             National Rural Utilities,
              1.85%, 4/26/02...............  5,000,000    4,985,611
             Wisconsin Electric Fuel Trust,
              1.80%, 3/08/02...............  5,353,000    5,351,084
             Wisconsin Electric Fuel Trust,
              1.83%, 4/04/02...............  4,000,000    3,993,087
                                                       ------------
                                                         35,304,723
                                                       ------------
             TOTAL COMMERCIAL PAPER                     230,118,634
                                                       ------------
              Corporate Bonds (2.0%)
             Financial Services (2.0%):
             Heller Financial Inc.,
              7.50%, 8/23/02...............  1,000,000    1,024,178
             Household Finance Corp.,
              5.875%, 11/01/02.............  4,000,000    4,041,130
                                                       ------------
                                                          5,065,308
                                                       ------------
             TOTAL CORPORATE
             BONDS                                        5,065,308
                                                       ------------
              Floating Rate Note (3.4%)
             Insurance (3.4%):
             Racers Series 1999-3S-MM--
              Zurich Capital Markets
              Trust Notes, 1.9456%,
              12/16/02.....................  8,500,000    8,500,000
                                                       ------------
             TOTAL FLOATING RATE
             NOTE                                         8,500,000
                                                       ------------

              Investment Company (1.7%)
                                                       Amortized
                                             Shares    Cost (a)
                                            --------- ------------
             SEI Daily Income Prime
              Obligation Fund.............. 4,137,713 $  4,137,713
                                                      ------------
             TOTAL INVESTMENT
             COMPANY                                     4,137,713
                                                      ------------
             TOTAL INVESTMENTS 99.6%                   247,821,655
                                                      ------------
             Other Assets, less Liabilities
              0.4%.........................              1,113,466
                                                      ------------
             TOTAL NET ASSETS 100.0%                  $248,935,121
                                                      ============

(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Section 4(2) security which is restricted as to resale to institutional investors. The Portfolio's Adviser has determined these securities to be liquid.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


              Statement of Assets and Liabilities
                                                  February 28, 2002
                                                        (Unaudited)
             Assets:
             Investments, at value (cost
              $247,821,655)..................          $247,821,655
             Interest receivable.............                89,732
             Receivable for capital shares
              sold...........................             1,265,114
             Other assets....................                14,694
                                                       ------------
               Total Assets..................           249,191,195

             Liabilities:
             Payable to affiliates........... $ 69,844
             Payable for shareholder
              servicing fees.................  127,166
             Other liabilities...............   59,064
                                              --------
               Total Liabilities.............               256,074
                                                       ------------
             Net Assets......................          $248,935,121
                                                       ============
               Shares of beneficial interest
                outstanding
                (unlimited number of
                shares authorized, $0.001
                par value)...................           248,935,121
                                                       ============
               Net asset value, redemption
                price and offering price per
                share........................                 $1.00
                                                              =====

             Statement of Operations
                               Period Ended February 28, 2002/(a)/
                                                       (Unaudited)

            Investment Income:
            Interest income...................          $2,609,497
                                                        ----------
            Expenses:
            Shareholder servicing fees........ $859,343
            Investment advisory fees..........  458,313
            Fund administration and
             accounting fees..................  229,157
            Federal and state registration
             fees.............................   31,906
            Reports to shareholders...........   26,262
            Custody fees......................   24,294
            Transfer agent fees and
             expenses.........................   15,830
            Legal fees........................    4,066
            Trustees' fees and related
             expenses.........................    3,386
            Audit fees........................    2,430
            Pricing fees......................    2,240
            Other expenses....................    8,898
                                               --------
              Total expenses before voluntary
               fee reductions.................           1,666,125
              Expenses voluntarily reduced....            (548,775)
                                                        ----------
              Net Expenses....................           1,117,350
                                                        ----------
              Net Investment Income...........           1,492,147
                                                        ----------
            Realized Gain from Investments:
              Net realized gain from
               investment transactions........              60,799
                                                        ----------
              Change in net assets resulting
               from operations................          $1,552,946
                                                        ==========

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

    Statement of Changes in Net Assets
                                                                Period Ended
                                                                February 28,
                                                                 2002/(a)/
                                                                (Unaudited)
                                                                ------------
   Operations:
    Net investment income...................................... $  1,492,147
    Net realized gain from investment transactions.............       60,799
                                                                ------------
   Net increase in net assets from operations..................    1,552,946
                                                                ------------
   Distributions to Shareholders:
    From net investment income.................................   (1,492,147)
    From net realized gain on investments......................      (60,799)
                                                                ------------
   Net decrease in net assets from distributions to
    shareholders...............................................   (1,552,946)
                                                                ------------
   Capital Share Transactions:
    Shares sold................................................  330,477,259
    Shares issued to holders in reinvestment of distributions..    1,552,945
    Shares redeemed............................................  (83,195,083)
                                                                ------------
   Net increase in net assets from capital share transactions..  248,835,121
                                                                ------------
   Total increase in net assets................................  248,835,121

   Net Assets:
    Beginning of period........................................      100,000
                                                                ------------
    End of period.............................................. $248,935,121
                                                                ============

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

        Financial Highlights
                                                     Period Ended
                                                     February 28,
                                                      2002/(a)/
                                                     (Unaudited)
                                                     ------------
       Net Asset Value, Beginning of Period.........   $   1.00
       Investment Activities:
        Net investment income.......................       0.01
        Net realized gain on investments............        -- /(b)/
                                                       --------
        Total from Investment Activities............       0.01
                                                       --------
       Distributions:
        Net investment income.......................      (0.01)
        Net realized gain on investments............        -- /(b)/
                                                       --------
        Total Distributions.........................      (0.01)
                                                       --------
       Net Asset Value, End of Period...............   $   1.00
                                                       ========
       Total Return.................................       0.60%/(c)/

       Ratios/Supplementary Data:
       Net Assets at end of period (000)............   $248,935
       Ratio of expenses to average net assets......       0.97%/(d)(e)/
       Ratio of net investment income to average
        net assets..................................       1.30%/(d)(e)/

------
/(a)/ Portfolio commenced operations on September 20, 2001.
/(b)/ Less than one cent per share.
/(c)/ Not annualized.
/(d)/ Annualized.
/(e)/ Net of fees voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.45% and the ratio of net investment income to average net assets would have been 0.82% for the period ended February 28, 2002.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                               February 28, 2002
                                  (Unaudited)

(1) Organization

   Zodiac Trust (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the "Portfolio"). The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio became effective on September 19, 2001 and commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the "Adviser").

(2) Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

   (a)  Investment Valuation

   The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b)  Section 4(2) Paper

   Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
   Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's Adviser has determined that a liquid trading market exists for such securities. At February 28, 2002, Section 4(2) paper amounted to $144,096,312 or 57.9%, of the Portfolio's net assets. The Portfolio's Adviser has determined these securities to be liquid.

   (c)  Federal Income Taxes

   The Portfolio intends to comply with the requirements of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

   (d)  Distributions to Shareholders

   The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains are distributed at least annually. Additional distributions of net investment income and capital

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               February 28, 2002
                                  (Unaudited)

   gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code.

   (e)  Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f)  Other

   Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

(3)  Related Party Transactions

   The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio's average daily net assets.

   A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Portfolio.

   Fees may be voluntarily reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended February 28, 2002:

                                                  Investment
                                                   Advisory  Administration
                                                     Fees         Fees
                                                  ---------- --------------
                                                  Voluntary    Voluntary
                                                     Fee          Fee
                                                  Reductions   Reductions
                                                  ---------- --------------
     Conning Money Market Portfolio..............  $320,819     $124,829

(4)  Shareholder Servicing Fees

   Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. The Advisor has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                               February 28, 2002
                                  (Unaudited)

   administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $103,127 for the period ended February 28, 2002.

(5)  Capital Share Transactions

   Transactions in shares of the Conning Money Market Portfolio were as follows:

                                                          Period
                                                           Ended
                                                   February 28, 2002/(a)/
                                                        (Unaudited)
                                                   ---------------------
      Shares sold.................................      330,477,259
      Shares issued to holders in reinvestment of
       distributions..............................        1,552,945
      Shares redeemed.............................      (83,195,083)
                                                        -----------
      Net Increase................................      248,835,121
                                                        ===========

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Conning Asset Management Company
City Place II
185 Asylum Street
Hartford, Connecticut 06103-4105

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

AUDITORS
Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND
ACCOUNTANT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                        CONNING MONEY MARKET PORTFOLIO

                                 [LOGO] Conning

                              SEMI-ANNUAL REPORT

                               February 28, 2002